Condensed Statements of Shareholder's Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Other Paid-In Capital [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Retained Earnings [Member]
Balance (in shares) at Dec. 31, 2021		41,172,173
Balance at Dec. 31, 2021	$ 782.2	$ 0.4	$ 822.5	$ (31.8)	$ (8.9)
Net income	18.9				18.9
Net income	18.9
Other comprehensive income	5.0			5.0
Distributions to parent	(64.0)		(49.0)		(15.0)
Equity contributions from parent	0.0		0.0
Other	(0.3)		0.1		(0.4)
Balance at Dec. 31, 2022	741.8	$ 0.4	773.6	(26.8)	(5.4)
Balance (in shares) at Dec. 31, 2022		41,172,173
Net income	61.4				61.4
Net income	61.4
Other comprehensive income	(1.1)			(1.1)
Distributions to parent	(83.0)		(56.3)		(26.7)
Equity contributions from parent	260.0		260.0
Other	0.1		0.1		0.0
Balance at Dec. 31, 2023	979.2	$ 0.4	977.4	(27.9)	29.3
Balance (in shares) at Dec. 31, 2023		41,172,173
Net income	9.4				9.4
Other comprehensive income	0.4			0.4
Other	0.1		0.1		0.0
Balance at Mar. 31, 2024	989.1	$ 0.4	977.5	(27.5)	38.7
Balance (in shares) at Mar. 31, 2024		41,172,173
Balance (in shares) at Dec. 31, 2023		41,172,173
Balance at Dec. 31, 2023	979.2	$ 0.4	977.4	(27.9)	29.3
Net income	37.0
Net income	37.0
Other comprehensive income	1.2
Distributions to parent	21.0
Equity contributions from parent	200.0
Balance at Sep. 30, 2024	1,196.5	$ 0.4	1,177.5	(26.7)	45.3
Balance (in shares) at Sep. 30, 2024		41,172,173
Balance (in shares) at Dec. 31, 2023		41,172,173
Balance at Dec. 31, 2023	979.2	$ 0.4	977.4	(27.9)	29.3
Net income	36.9				36.9
Net income	36.9
Other comprehensive income	1.5			1.5
Distributions to parent	(40.0)		0.0		(40.0)
Equity contributions from parent	200.0		200.0
Other	0.2		0.2		0.0
Balance at Dec. 31, 2024	1,177.8	$ 0.4	1,177.6	(26.4)	26.2
Balance (in shares) at Dec. 31, 2024		41,172,173
Balance (in shares) at Mar. 31, 2024		41,172,173
Balance at Mar. 31, 2024	989.1	$ 0.4	977.5	(27.5)	38.7
Net income	15.1				15.1
Other comprehensive income	0.4			0.4
Distributions to parent	21.0		0.0		21.0
Equity contributions from parent	130.0		130.0
Balance at Jun. 30, 2024	1,113.6	$ 0.4	1,107.5	(27.1)	32.8
Balance (in shares) at Jun. 30, 2024		41,172,173
Net income	12.5
Net income	12.5				12.5
Other comprehensive income	0.4			0.4
Equity contributions from parent	70.0		70.0
Balance at Sep. 30, 2024	1,196.5	$ 0.4	1,177.5	(26.7)	45.3
Balance (in shares) at Sep. 30, 2024		41,172,173
Balance (in shares) at Dec. 31, 2024		41,172,173
Balance at Dec. 31, 2024	1,177.8	$ 0.4	1,177.6	(26.4)	26.2
Net income	10.7				10.7
Other comprehensive income	0.5			0.5
Balance at Mar. 31, 2025	1,189.0	$ 0.4	1,177.6	(25.9)	36.9
Balance (in shares) at Mar. 31, 2025		41,172,173
Balance (in shares) at Dec. 31, 2024		41,172,173
Balance at Dec. 31, 2024	1,177.8	$ 0.4	1,177.6	(26.4)	26.2
Net income	33.1
Net income	33.1
Other comprehensive income	1.5
Distributions to parent	0.0
Equity contributions from parent	150.0
Balance at Sep. 30, 2025	1,362.5	$ 0.4	1,327.7	(24.9)	59.3
Balance (in shares) at Sep. 30, 2025		41,172,173
Balance (in shares) at Mar. 31, 2025		41,172,173
Balance at Mar. 31, 2025	1,189.0	$ 0.4	1,177.6	(25.9)	36.9
Net income	5.5				5.5
Other comprehensive income	0.5			0.5
Equity contributions from parent	150.0		150.0
Other	0.1		0.1
Balance at Jun. 30, 2025	1,345.1	$ 0.4	1,327.7	(25.4)	42.4
Balance (in shares) at Jun. 30, 2025		41,172,173
Net income	16.9
Net income	16.9				16.9
Other comprehensive income	0.5			0.5
Balance at Sep. 30, 2025	$ 1,362.5	$ 0.4	$ 1,327.7	$ (24.9)	$ 59.3
Balance (in shares) at Sep. 30, 2025		41,172,173